Material accounting policies (Tables)	12 Months Ended
Nov. 30, 2024
Texts Block [Abstract]
Summary of estimated useful lives, methods of depreciation and depreciation rates
The methods of depreciation and d
epr
eciation rates and periods are as follows:

Asset	Method	Rate/period

Computer equipment	Declining balance	50%
Laboratory equipment	Declining balance and straight-line	20% 5 years
Office furniture and equipment	Declining balance	20%
Leasehold improvements	Straight-line	Lower of lease term and economic life